Interest Income and Expense - Summary of Interest Income and Expense by Basis of Accounting Classification (Detail) - CAD ($) $ in Millions		3 Months Ended		9 Months Ended
		Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Disclosure of Interest Income Expense [line items]
Interest income	[1]	$ 10,644	$ 9,511	$ 31,461	$ 26,428
Interest expense		4,620	3,856	13,705	9,945
Financial assets amortized cost [member]
Disclosure of Interest Income Expense [line items]
Interest income		8,050	7,053	23,600	20,114
Interest expense		2,860	2,475	8,611	6,581
Financial assets at fair value through other comprehensive income [member]
Disclosure of Interest Income Expense [line items]
Interest income		788	800	2,477	2,150
Financial instruments measure at amortized cost and FVOCI [member]
Disclosure of Interest Income Expense [line items]
Interest income		8,838	7,853	26,077	22,264
Interest expense		2,860	2,475	8,611	6,581
Financial instruments measured or designated at fair value through profit or loss [member] | Equities designated at fair value through other comprehensive income [member]
Disclosure of Interest Income Expense [line items]
Interest income		1,806	1,658	5,384	4,164
Interest expense		$ 1,760	$ 1,381	$ 5,094	$ 3,364

[1]	Includes $8,838 million and $26,077 million, respectively, for the three and nine months ended July 31, 2019 (three and nine months ended July 31, 2018 - $7,853 million and $22,264 million, respectively) which have been calculated based on the effective interest rate method. Refer to Note 21.